UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Ohio (98.3%)
Akron OH BAN	1.250%	12/9/10	3,000	3,005
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	9/1/10 LOC	12,200	12,200
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	9/1/10 LOC	8,300	8,300
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.290%	9/8/10 LOC	5,150	5,150
1 American Muni. Power Ohio Inc. Rev. (Prairie
State Energy Campus Project) TOB VRDO	0.320%	9/8/10 (12)	5,500	5,500
1 American Muni. Power Ohio Inc. Rev. (Prairie
State Energy Campus Project) TOB VRDO	0.320%	9/8/10 (12)	9,315	9,315
Avon OH BAN	1.500%	5/11/11	2,840	2,858
Avon OH BAN	1.250%	7/21/11	2,845	2,862
Avon OH Local School Dist. BAN	1.000%	12/15/10	2,510	2,514
Beachwood OH BAN	1.500%	8/11/11	3,000	3,024
Butler County OH BAN	0.650%	8/4/11	4,500	4,500
1 Cincinnati OH City School Dist. GO TOB VRDO	0.300%	9/8/10 (4)	12,390	12,390
Cincinnati OH GO	4.000%	12/1/10	2,045	2,063
Cleveland OH Airport System Rev. VRDO	0.280%	9/8/10 LOC	6,170	6,170
Cleveland OH Water Rev.	2.000%	7/28/11	4,000	4,045
Cleveland OH Water Rev. VRDO	0.270%	9/8/10 LOC	3,600	3,600
1 Cleveland OH Water Works Rev. TOB VRDO	0.300%	9/8/10	5,850	5,850
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Euclid Avenue Housing Corp. Project)
VRDO	0.270%	9/8/10 LOC	2,750	2,750
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.270%	9/8/10	14,000	14,000
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art) VRDO	0.270%	9/8/10	7,300	7,300
Columbus OH City School Dist. BAN	1.500%	12/2/10	7,000	7,018
1 Columbus OH City School Dist. TOB VRDO	0.300%	9/8/10 LOC	10,230	10,230
1 Columbus OH GO TOB VRDO	0.300%	9/8/10	4,360	4,360
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.300%	9/8/10 LOC	6,380	6,380
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.300%	9/8/10 LOC	23,535	23,535
Columbus OH Regional Airport Auth. Airport
Refunding Rev. (Oasbo Expanded Asset
Program) VRDO	0.300%	9/8/10 LOC	3,700	3,700
1 Columbus OH Regional Airport Auth. Rev. TOB
VRDO	0.300%	9/8/10 LOC	3,470	3,470
1 Columbus OH Sewer Rev. TOB VRDO	0.290%	9/8/10	4,980	4,980
Columbus OH Sewer Rev. VRDO	0.230%	9/8/10	6,530	6,530
Cuyahoga Community OH Housing Rev. VRDO	0.260%	9/8/10 LOC	9,935	9,935
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10 (Prere.)	2,000	2,027
Cuyahoga County OH BAN	2.000%	12/1/10	3,990	4,006

Cuyahoga County OH BAN	1.500%	5/12/11	5,000	5,022
Cuyahoga Falls OH BAN	1.000%	12/9/10	4,000	4,006
Dublin OH City School Dist. BAN	1.000%	10/14/10	3,750	3,752
Euclid OH GO BAN	1.500%	12/1/10	2,940	2,946
Franklin County OH Hosp. Rev. (Doctors
OhioHealth Corp) VRDO	0.300%	9/8/10 LOC	15,600	15,600
Franklin County OH Hosp. Rev. (Nationwide
Childrens) VRDO	0.260%	9/8/10	4,500	4,500
Franklin County OH Hosp. Rev. (Nationwide
Hosp.) VRDO	0.260%	9/8/10	1,000	1,000
Franklin County OH Hosp. Rev. (OhioHealth
Corp.) VRDO	0.300%	9/8/10	1,150	1,150
Green City OH BAN	1.500%	7/7/11	5,750	5,794
Greene County OH BAN	1.500%	11/3/10	2,161	2,164
Hamilton County OH Health Care Fac. Rev.
(The Children's Home of Cincinnati) VRDO	0.290%	9/8/10 LOC	3,450	3,450
Lake County Ohio BAN	1.500%	7/6/11	2,500	2,518
Lake County Ohio GO	1.000%	10/6/10	1,000	1,000
1 Lakewood OH City School Dist. GO TOB VRDO	0.350%	9/8/10 (4)	3,825	3,825
Lancaster Port Auth. Ohio Gas Rev. VRDO	0.300%	9/8/10	34,780	34,780
Lorain County OH GO	1.750%	9/21/10	1,550	1,551
Lorain County OH GO	1.500%	3/21/11	2,625	2,638
1 Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.290%	9/8/10 (4)	5,000	5,000
Lorain County OH Hosp. Fac. Rev. (EMH
Regional Medical Center) VRDO	0.300%	9/8/10 LOC	3,845	3,845
Lorain County OH Hosp. Fac. Rev. (EMH
Regional Medical Center) VRDO	0.300%	9/8/10 LOC	4,600	4,600
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.330%	9/8/10 (4)	10,500	10,500
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.330%	9/8/10 (4)	10,000	10,000
Lorain County OH Port Auth. Educ. Fac. (St.
Ignatius High School) VRDO	0.290%	9/8/10 LOC	1,845	1,845
Lucas County OH BAN	2.000%	9/16/10	4,505	4,507
Mason OH BAN	1.250%	3/10/11	2,000	2,008
Mason OH City School Dist. BAN	1.500%	2/3/11	2,775	2,787
Miamisburg OH City School Dist. BAN	1.500%	7/20/11	3,000	3,021
1 Montgomery County OH Rev. (Catholic Health
Initiatives) TOB VRDO	0.310%	9/8/10	5,235	5,235
1 Montgomery County OH Rev. (Catholic Health
Initiatives) TOB VRDO	0.350%	9/8/10 (4)	6,970	6,970
Montgomery County OH Rev. (Catholic Health
Initiatives) VRDO	0.280%	9/8/10	11,300	11,300
1 Montgomery County OH Rev. TOB VRDO	0.300%	9/8/10	6,445	6,445
1 Montgomery County OH Rev. TOB VRDO	0.350%	9/8/10 (4)	4,995	4,995
Muskingum County OH Hosp. Fac. Rev.
(Genesis System) VRDO	0.290%	9/8/10 LOC	10,740	10,740
North Royalton OH BAN	1.250%	2/23/11	2,000	2,006
Oberlin OH BAN	1.500%	9/23/10	4,000	4,003
1 Ohio Air Quality Dev. Auth. PCR (FirstEnergy)
TOB VRDO	0.290%	9/8/10	4,995	4,995
Ohio Air Quality Dev. Auth. PCR (Ohio Valley
Electric Corp.) VRDO	0.270%	9/8/10 LOC	5,750	5,750
Ohio Air Quality Dev. Auth. PCR (Ohio Valley
Electric Corp.) VRDO	0.270%	9/8/10 LOC	4,000	4,000
Ohio Air Quality Dev. Rev. (Dayton Power &
Light Co. Project) VRDO	0.280%	9/8/10 LOC	5,000	5,000

Ohio Building Auth. Rev. (State Correctional
Fac.)	5.500%	10/1/10 (4)(ETM)	5,000	5,021
1 Ohio Collateralize Air Quality Dev. Rev. (Dayton
Power and Light Company Project) TOB
VRDO	0.360%	9/8/10 (13)	8,000	8,000
Ohio GO	2.000%	11/1/10	3,000	3,008
Ohio GO	2.000%	11/1/10	2,000	2,005
Ohio GO VRDO	0.240%	9/8/10	3,400	3,400
Ohio GO VRDO	0.240%	9/8/10	16,400	16,400
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) CP	0.430%	9/14/10	5,000	5,000
1 Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Clinic Health) TOB VRDO	0.300%	9/8/10	3,400	3,400
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic) VRDO	0.230%	9/1/10	7,705	7,705
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.) VRDO	0.310%	9/8/10 LOC	3,200	3,200
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College Project) VRDO	0.280%	9/8/10	3,500	3,500
Ohio Higher Educ. Fac. Comm. Rev. (Xavier
Univ.) VRDO	0.270%	9/8/10 LOC	6,600	6,600
1 Ohio Higher Educ. Fac. Comm. Rev. TOB
VRDO	0.300%	9/8/10 (13)	5,000	5,000
1 Ohio Higher Educ. GO TOB VRDO	0.290%	9/8/10	11,375	11,375
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.360%	9/8/10	3,205	3,205
1 Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	0.450%	9/8/10	3,815	3,815
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.270%	9/8/10	3,500	3,500
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.270%	9/8/10	7,500	7,500
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.290%	9/8/10	9,040	9,040
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.290%	9/8/10	8,000	8,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.290%	9/8/10	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.290%	9/8/10	6,000	6,000
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.320%	9/8/10	11,530	11,530
Ohio Housing Finance Agency Mortgage Rev.
VRDO	0.340%	9/8/10	5,000	5,000
Ohio Infrastructure Improvement GO VRDO	0.270%	9/8/10	8,500	8,500
1 Ohio State Higher Educ. Rev. (University of
Dayton) TOB VRDO	0.290%	9/8/10 LOC	4,965	4,965
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	9/1/10	7,200	7,200
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	9/8/10	6,745	6,745
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.300%	9/8/10	6,495	6,495
Ohio State Univ. CP	0.300%	9/7/10	1,500	1,500
Ohio State Univ. CP	0.280%	9/14/10	6,400	6,400
Ohio State Univ. CP	0.320%	9/14/10	10,000	10,000
Ohio State Univ. CP	0.330%	11/4/10	6,000	6,000
Ohio State Univ. General Receipts Rev.	5.250%	12/1/10	1,155	1,169

Ohio State Univ. General Receipts Rev. VRDO	0.240%	9/8/10	2,675	2,675
Ohio State Univ. General Receipts Rev. VRDO	0.270%	9/8/10	2,000	2,000
Ohio State Water Dev. Auth. Pollution Control
Loan Fund BAN	5.000%	11/1/10	5,000	5,039
1 Ohio Turnpike Comm. Turnpike Rev. TOB
VRDO	0.290%	9/8/10	15,655	15,655
Ohio Water Dev. Auth. PCR (FirstEnergy
Generation Corp. Project) VRDO	0.250%	9/1/10 LOC	1,850	1,850
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.280%	9/8/10 LOC	4,000	4,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.320%	9/8/10 LOC	15,000	15,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.340%	9/8/10 LOC	10,000	10,000
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.350%	9/8/10 LOC	1,500	1,500
Ohio Water Dev. Auth. Rev.	4.000%	12/1/10	1,500	1,514
Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.380%	9/15/10	8,000	8,000
Ohio Water Dev. Auth. Rev. (Fresh Water) CP	0.320%	9/30/10	4,000	4,000
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.270%	9/8/10	20,945	20,945
Oregon OH GO	2.000%	9/7/11	3,630	3,675
Portage County OH BAN	1.500%	9/30/10	4,000	4,002
Princeton OH City School Dist. BAN	2.000%	11/24/10	7,000	7,026
South Euclid OH BAN	1.750%	9/30/10	2,000	2,002
1 Toledo Lucas County OH Port Auth. Airport Rev
(Flight Safety) VRDO	0.320%	9/8/10 (13)	5,500	5,500
Univ. of Cincinnati OH General Receipts	1.250%	12/16/10	3,000	3,007
Univ. of Cincinnati OH General Receipts BAN	1.500%	12/16/10	5,250	5,265
Univ. of Cincinnati OH General Receipts BAN	1.500%	5/12/11	4,000	4,017
Univ. of Toledo OH General Receipts VRDO	0.270%	9/1/10 LOC	9,760	9,760
Upper Arlington OH City School Dist. TAN	1.000%	6/23/11	1,475	1,479
Warren OH Health Care Fac (Otterbein Homes
Project) VRDO	0.270%	9/8/10 LOC	7,520	7,520
Warren OH Health Care Fac (Otterbein Homes
Project) VRDO	0.270%	9/8/10 LOC	3,385	3,385
Westlake OH BAN	1.250%	4/21/11	4,275	4,296
				780,685
Puerto Rico (1.7%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.300%	9/8/10	6,000	6,000
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.350%	9/8/10	7,875	7,875
				13,875
Total Tax-Exempt Municipal Bonds (Cost $794,560)				794,560
Other Assets and Liabilities-Net (0.0%)				(165)
Net Assets (100%)				794,395

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $209,290,000, representing 26.3% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.

Ohio Tax-Exempt Money Market Fund

CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

Ohio Tax-Exempt Money Market Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Ohio (97.5%)
Akron OH GO	5.500%	12/1/18 (14)	1,315	1,385
Akron OH Income Tax Rev. (Community
Learning Center)	5.000%	12/1/27 (14)	6,300	6,706
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	6/1/38	9,625	9,848
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.240%	9/1/10 LOC	2,100	2,100
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	9/1/10 LOC	7,700	7,700
Allen County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners) VRDO	0.250%	9/1/10 LOC	4,350	4,350
American Muni. Power Ohio Inc. Rev. (Electricity
Purchase)	5.000%	2/1/13	3,000	3,174
American Muni. Power Ohio Inc. Rev.
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,468
American Muni. Power Ohio Inc. Rev.
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,345
American Muni. Power Ohio Inc. Rev. (Omega
JV)	5.250%	1/1/14 (2)	2,625	2,661
American Muni. Power Ohio Inc. Rev. (Omega
JV)	5.250%	1/1/15 (2)	2,865	2,900
American Muni. Power Ohio Inc. Rev. (Omega
JV)	5.250%	1/1/16 (2)	1,015	1,027
American Muni. Power Ohio Inc. Rev. (Prairie
State Energy Campus Project)	5.000%	2/15/38	19,885	20,483
American Muni. Power Ohio Inc. Rev. (Prairie
State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,955
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,389
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,389
Bowling Green State Univ. Ohio Student
Housing Rev. (State Univ. Project)	5.750%	6/1/31	2,000	2,034
Bowling Green State Univ. Ohio Student
Housing Rev. (State Univ. Project)	6.000%	6/1/45	2,000	2,037
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24	11,420	9,737
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/30	7,825	6,353
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34	6,500	4,983
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.000%	6/1/42	2,750	2,069
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.875%	6/1/47	5,760	4,186
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,849
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,754
Butler County OH Hosp. Fac. Rev. (Cincinnati
Children's Hosp.)	5.000%	5/15/31 (14)	5,000	5,079
Butler County OH Waterworks Rev.	5.250%	12/1/21 (2)	4,000	4,562
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,149

Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,011
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	856
Canal Winchester OH Local School Dist. GO	5.000%	6/1/15 (14)(Prere.)	3,030	3,533
Centerville OH City School Dist. GO	5.000%	12/1/30 (4)	9,260	9,909
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/28 (14)	4,000	4,895
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/30 (14)	3,705	4,494
Cincinnati OH City School Dist. Classroom Fac.
Construction & Improvement	5.250%	12/1/31 (14)	3,000	3,601
Cincinnati OH City School Dist. GO	5.250%	6/1/27	5,550	6,396
1 Cincinnati OH City School Dist. GO TOB VRDO	0.550%	9/8/10 (3)LOC	2,790	2,790
1 Cincinnati OH City School Dist. GO TOB VRDO	0.550%	9/8/10 (3)LOC	2,280	2,280
Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/23 (4)	1,620	1,809
Cincinnati OH City School Dist. Improvement
GO	5.000%	12/15/32 (4)	8,000	8,495
Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38	7,870	8,059
Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	1,380	1,435
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,161
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,415	1,448
Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,089
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,308
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,745
Cleveland OH Income Tax Rev.	5.000%	10/1/29 (12)	7,180	7,782
Cleveland OH Public Power System Rev.	5.000%	11/15/28 (14)	1,250	1,338
Cleveland OH Public Power System Rev.	0.000%	11/15/33 (14)	6,895	2,094
Cleveland OH State Univ. Rev.	5.250%	6/1/19 (14)	2,825	3,129
Cleveland OH State Univ. Rev.	5.000%	6/1/30 (14)	5,000	5,248
Cleveland OH Water Rev. VRDO	0.270%	9/8/10 LOC	1,400	1,400
Cleveland OH Water Works Rev.	5.500%	1/1/21 (14)	9,635	11,752
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art)	5.000%	10/1/18	6,000	7,067
Cleveland-Cuyahoga County OH Port Auth.
Rev. (Museum of Art)	5.000%	10/1/19	6,000	7,073
Columbus OH City School Dist.	4.500%	12/1/29	3,000	3,157
Columbus OH City School Dist.	4.750%	12/1/33	7,000	7,373
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.000%	12/1/22	1,545	1,814
2 Columbus OH GO	5.000%	6/1/18	8,000	9,802
Columbus OH GO	5.000%	6/1/19	8,000	9,864
Columbus OH Sewer Rev.	5.000%	6/1/28	4,005	4,430
Columbus OH Sewer Rev.	5.000%	6/1/31	4,000	4,344
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10 (Prere.)	2,000	2,027
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10 (Prere.)	2,000	2,027
Cuyahoga County OH (Capital Improvement)
GO	5.750%	12/1/10 (Prere.)	1,710	1,733
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation)	6.000%	1/1/32	10,000	10,875
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.250%	9/1/10	6,365	6,365
Cuyahoga County OH Hosp. Rev. (Cleveland
Clinic Foundation) VRDO	0.250%	9/1/10	8,200	8,200
Erie County OH Hosp. Fac. Rev. (Firelands
Regional Medical Center)	5.500%	8/15/22	1,750	1,782

Erie County OH Hosp. Fac. Rev. (Firelands
Regional Medical Center)	5.250%	8/15/46	11,080	10,461
Fairborn OH City School Dist. School
Improvement GO	5.500%	12/1/16 (14)	1,840	1,950
Fairborn OH City School Dist. School
Improvement GO	5.375%	12/1/20 (14)	1,200	1,269
Fairfield County OH Hosp. Rev. (Lancaster-
Fairfield Hosp.)	5.375%	6/15/15 (14)	3,000	3,180
Franklin County OH GO	5.000%	12/1/31	7,500	8,225
Franklin County OH Health Care Fac. Rev.
(Improvement Presbyterian)	5.625%	7/1/26	2,750	2,846
Franklin County OH Hosp. Rev. (Nationwide
Childrens)	4.750%	11/1/28	1,500	1,561
Franklin County OH Hosp. Rev. (Nationwide
Childrens)	5.000%	11/1/34	1,500	1,560
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,378
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,764
Gallia County OH Hosp. Rev. (Holzer Medical
Center)	5.125%	10/1/13 (2)	2,000	2,004
Gallia County OH Local School Dist.	5.000%	12/1/30 (4)	5,000	5,315
Gallia County OH Local School Dist.	5.000%	12/1/33 (4)	3,500	3,682
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30 (14)	4,040	4,235
Garfield Heights OH City School Dist. School
Improvement GO	5.500%	12/15/11 (14)(Prere.)	1,640	1,750
Greene County OH Fac. Rev. (Kettering Health
Network)	5.375%	4/1/34	2,500	2,597
Greene County OH Fac. Rev. (Kettering Health
Network)	5.500%	4/1/39	2,500	2,604
Greene County OH Sewer System Rev.	5.000%	12/1/22 (4)	4,470	4,861
Greene County OH Sewer System Rev.	5.000%	12/1/23 (4)	4,695	5,079
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20 (14)	1,185	1,333
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21 (14)	1,245	1,402
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23 (14)	1,380	1,552
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24 (14)	185	208
Hamilton County OH Econ. Dev. Rev. (King
Highland Community Urban)	5.250%	6/1/28 (14)	7,290	7,808
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/19 (14)	2,865	3,053
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children's Hosp.)	5.500%	5/15/20 (14)	3,020	3,200
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25 (2)	5,000	5,394
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26 (2)	5,000	5,359
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32 (4)	10,000	10,656
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (14)(Prere.)	1,355	1,437
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (14)(Prere.)	1,000	1,061
Hamilton County OH Sewer System Rev.	5.000%	12/1/31 (14)	5,300	5,693
Hamilton OH City School Dist. GO	5.000%	12/1/26 (4)	3,070	3,348
Hamilton OH City School Dist. GO	5.000%	12/1/28 (4)	5,000	5,397
Hamilton OH City School Dist. GO	5.000%	12/1/34 (4)	2,250	2,372
Highland OH Local School Dist. School
Improvement GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,612
Hilliard OH School Dist. GO	0.000%	12/1/12 (14)	3,220	3,154

Hilliard OH School Dist. GO	0.000%	12/1/13 (14)	3,220	3,096
Hilliard OH School Dist. GO	5.250%	12/1/16 (14)	2,000	2,137
Hilliard OH School Dist. GO	5.000%	12/1/27 (14)	2,895	3,119
Huber Heights OH City School Dist.	5.000%	12/1/33	3,000	3,227
Huron County OH Hosp. Fac. Rev. (Fisher-Titus
Medical Center)	5.250%	12/1/37	4,825	4,860
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,380
Lake Ohio Local School Dist. Stark County OH
GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,014
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11 (14)(Prere.)	1,675	1,784
Lorain County OH GO	5.500%	12/1/22 (14)	1,500	1,641
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,842
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.400%	10/1/21	4,000	4,117
Lorain County OH Hosp. Fac. Rev. (Catholic
Healthcare Partners)	5.000%	4/1/33 (4)	5,000	5,190
1 Lorain County OH Hosp. Rev. (Catholic
Healthcare Partners) TOB VRDO	0.330%	9/8/10 (4)	2,780	2,780
Lucas County OH GO	5.000%	10/1/40	1,500	1,588
Lucas County OH Hosp. Rev.	5.000%	11/15/38	5,000	5,170
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.750%	11/15/14 (14)(ETM)	5,360	5,384
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.750%	11/15/14 (14)	640	642
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.625%	11/15/15 (2)	2,500	2,531
Lucas County OH Hosp. Rev. (ProMedica
Health Care)	5.625%	11/15/17 (2)	2,075	2,100
Mad River OH Local School Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,338
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	2,095	2,501
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	2,035	2,429
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (14)(Prere.)	2,140	2,555
Marysville OH WasteWater Treatment System
Rev.	5.000%	12/1/31 (10)	2,720	2,813
Mason OH City School Dist. School
Improvement GO	5.000%	12/1/35	2,000	2,145
Medina OH School Dist. COP	5.250%	12/1/37 (12)	7,210	7,755
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,225
Middletown OH City School Dist. GO	5.000%	12/1/23 (4)	5,345	5,984
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,526
Milford OH Exempt Village School Dist. School
Improvement GO	6.000%	12/1/11 (Prere.)	1,600	1,714
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	5/1/30	7,630	7,906
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	5/1/39	5,000	5,280
Montgomery County OH Rev. (Catholic Health
Initiatives)	5.000%	10/1/41 (4)	5,000	5,150
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12 (3)(Prere.)	500	545
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	675	722
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	1,189
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,661
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10 (3)(Prere.)	1,355	1,373
Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power)	5.800%	12/1/38	2,000	2,145

Ohio Air Quality Dev. Auth. PCR (Columbus
Southern Power) PUT	3.875%	6/1/14	3,000	3,144
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.625%	6/1/18	7,000	7,931
Ohio Air Quality Dev. Auth. PCR (FirstEnergy)	5.700%	8/1/20	6,000	6,765
Ohio Air Quality Dev. Auth. PCR PUT	3.250%	6/2/14	7,000	7,136
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/17	1,040	1,247
Ohio Building Auth. Rev. (Highway Safety
Building)	5.000%	10/1/20	1,265	1,532
Ohio Building Auth. Rev. (State Fac. Art
Building)	5.500%	4/1/11 (Prere.)	1,585	1,634
Ohio Building Auth. Rev. (State Fac. Art
Building)	5.500%	4/1/11 (Prere.)	1,500	1,546
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/11 (4)(Prere.)	1,305	1,379
Ohio Building Auth. Rev. (State Fac. Highway
Safety Building Fund)	5.500%	10/1/11 (4)(Prere.)	1,380	1,458
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,641
Ohio GO	5.000%	8/1/13	3,565	4,027
Ohio GO	5.000%	8/1/14	3,000	3,480
Ohio GO	5.500%	11/1/14	4,185	4,974
Ohio GO	5.000%	9/15/15	3,695	4,362
Ohio GO	5.000%	9/15/18	5,000	6,071
Ohio GO	5.000%	9/15/19	5,000	6,095
Ohio Higher Educ. Fac. Comm. Rev.	5.500%	12/1/24	2,000	2,278
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28	5,000	5,567
Ohio Higher Educ. Fac. Comm. Rev.	5.750%	11/15/40	6,500	6,679
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.250%	12/1/26 (14)	3,520	4,269
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.)	5.000%	12/1/27 (2)	2,115	2,265
Ohio Higher Educ. Fac. Comm. Rev. (Case
Western Reserve Univ.) VRDO	0.260%	9/1/10 LOC	5,700	5,700
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.125%	1/1/28	5,000	5,364
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.250%	1/1/29	5,000	5,384
Ohio Higher Educ. Fac. Comm. Rev. (Cleveland
Health Clinic)	5.500%	1/1/43	1,460	1,550
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.500%	11/1/11 (Prere.)	1,000	1,071
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/26	1,815	2,040
Ohio Higher Educ. Fac. Comm. Rev. (Denison
Univ.)	5.000%	11/1/32	1,000	1,083
Ohio Higher Educ. Fac. Comm. Rev. (John
Carroll Univ.)	5.000%	4/1/32	3,415	3,473
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon
College)	5.000%	7/1/41	4,500	4,612
Ohio Higher Educ. Fac. Comm. Rev. (Northern
Univ.)	5.000%	5/1/26	5,275	5,450
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin
College)	5.000%	10/1/33	5,000	5,168
Ohio Higher Educ. Fac. Comm. Rev. (Summa
Health System)	5.750%	11/15/35	1,500	1,549
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.000%	1/15/17	1,000	1,092

Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	6.750%	1/15/39	5,000	5,392
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System)	5.250%	1/15/46	20,500	20,865
Ohio Higher Educ. Fac. Comm. Rev. (Univ.
Hosp. Health System) PUT	3.750%	1/15/13	5,000	5,178
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of
Dayton)	5.375%	12/1/16 (2)	1,795	1,873
Ohio Higher Educ. GO	5.000%	11/1/14	4,250	4,975
Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	2,270	2,413
Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33	5,430	5,771
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	10,160
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,396
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,191
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/12 (2)	1,000	1,081
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/34	2,000	2,078
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	2,000	2,164
Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	7,032
1 Ohio State Hosp. Rev. (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.280%	9/1/10	2,900	2,900
Ohio State Univ. General Receipts Rev.	5.000%	12/1/14	7,520	8,810
Ohio State Univ. General Receipts Rev.	5.000%	12/1/16	5,365	6,444
Ohio State Univ. General Receipts Rev.	5.000%	12/1/17	10,000	12,137
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23	3,000	3,309
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/11 (Prere.)	1,570	1,608
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24 (14)	12,000	14,204
Ohio Water Dev. Auth. PCR	5.000%	6/1/19	1,695	2,078
Ohio Water Dev. Auth. PCR	5.000%	6/1/21	2,460	2,778
Ohio Water Dev. Auth. PCR	5.500%	6/1/22	1,505	1,933
Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,809
Ohio Water Dev. Auth. PCR (FirstEnergy
Generation Corp. Project) VRDO	0.250%	9/1/10 LOC	4,700	4,700
Ohio Water Dev. Auth. PCR (FirstEnergy) PUT	5.875%	6/1/16 (14)	6,000	6,717
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.000%	12/1/19	2,115	2,604
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/22	4,690	6,133
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	6/1/23	1,225	1,598
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/23	1,115	1,464
Olentangy OH Local School Dist. GO	5.500%	6/1/12 (Prere.)	1,200	1,306
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	3,765	4,069
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	1,400	1,635
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	2,750	3,237
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (14)	1,465	1,462
Richland County OH GO	6.950%	12/1/11 (2)	310	312
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,124
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,530
Ross County OH Hosp. Fac. Rev. (Adena
Health System)	5.750%	12/1/35	10,000	10,474

Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.500%	2/15/28	9,000	9,379
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.750%	2/15/38	6,500	6,755
Shawnee State Univ. Ohio General Receipts
Rev.	5.000%	6/1/34 (14)	5,470	5,249
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13 (14)(Prere.)	1,215	1,397
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,456
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,051
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,157
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,281
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,604
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,801
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,033
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,091
Tallmadge OH City School Dist.	5.000%	12/1/28 (4)	3,030	3,224
Teays Valley OH Local School Dist. GO	5.000%	12/1/27 (14)	3,040	3,309
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (14)	1,255	1,470
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (14)	1,785	2,123
3 Univ. of Akron OH General Receipts Rev.	5.000%	1/1/26 (4)	1,980	2,188
3 Univ. of Akron OH General Receipts Rev.	5.000%	1/1/27 (4)	2,345	2,568
3 Univ. of Akron OH General Receipts Rev.	5.000%	1/1/29 (4)	2,000	2,176
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33 (4)	2,000	2,122
Univ. of Cincinnati OH COP	5.500%	6/1/14 (14)	1,000	1,010
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,350
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,576
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28 (14)	5,000	5,376
Univ. of Toledo OH General Receipts	5.250%	6/1/11 (3)(Prere.)	1,080	1,121
Vandalia Butler OH City School Dist.
Montgomery County School Improvement GO	5.000%	12/1/38	3,250	3,516
Westerville OH City School Dist. GO	5.500%	6/1/11 (14)(Prere.)	1,225	1,272
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	1,515	1,679
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	2,261
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	2,293
				973,460
Puerto Rico (1.9%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,794
Puerto Rico GO	5.500%	7/1/29	1,500	1,689
Puerto Rico GO	5.000%	7/1/34	740	746
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,400	3,994
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,669
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,219
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	995	1,066
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	405
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	2,500	2,836
				18,418
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17	2,000	2,169

Total Tax-Exempt Municipal Bonds (Cost $943,114)				994,047
Other Assets and Liabilities-Net (0.4%)				4,259
Net Assets (100%)				998,306

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, the aggregate value of these securities was $10,750,000, representing 1.1% of net assets.

2 Securities with a value of $858,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.

Ohio Long-Term Tax-Exempt Fund

(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	-	994,047	-
Futures Contracts—Assets[1]	16	-	-
Futures Contracts—Liabilities[1]	(1)	-	-
Total	15	994,047	-
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Ohio Long-Term Tax-Exempt Fund

At August 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2010	110	24,105	34
10-Year U.S. Treasury Note	December 2010	(19)	(2,387)	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2010, the cost of investment securities for tax purposes was $944,559,000. Net unrealized appreciation of investment securities for tax purposes was $49,488,000, consisting of unrealized gains of $50,415,000 on securities that had risen in value since their purchase and $927,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2010

VANGUARD OHIO TAX FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.